Restructuring Costs	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Restructuring And Related Activities [Abstract]
Restructuring Costs

9. RESTRUCTURING COSTS

The Company has initiated restructuring actions to realign and lower its cost structure primarily through workforce reductions and other cost reduction initiatives at various facilities including the cessation of manufacturing operations at the Joliet, Illinois and Statesville, North Carolina facilities. Much of the production capacity from these facilities is being shifted to other existing facilities or contract manufacturers. The Company’s net pretax restructuring charges, by segment, were as follows:

	Three Months Ended March 31,
	2014	2013
Wireless	$1,238	$1,120
Enterprise	214	453
Broadband	528	230

Total	$1,980	$1,803

The activity within the liability established for these restructuring actions, which is included in other accrued liabilities, was as follows:

	Employee- Related Costs	Lease Termination Costs	Fixed Asset Related Costs	Total
Balance as of December 31, 2013	$17,173	$1,399	$—	$18,572
Additional charge recorded	455	—	1,525	1,980
Cash paid	(4,918)	(397)	(1,525)	(6,840)
Foreign exchange and other non-cash items	13	1	—	14

Balance as of March 31, 2014	$12,723	$1,003	$—	$13,726

Employee-related costs include the expected severance costs and related benefits as well as any one-time severance benefits that are accrued over the remaining period employees are required to work in order to receive such benefits.

Lease termination costs relate to the cost of vacating leased facilities, net of anticipated sub-rental income.

Fixed asset related costs include costs to uninstall, pack, ship and reinstall manufacturing equipment and the costs to prepare the receiving facility to accommodate relocated equipment. These costs are expensed as incurred.

As a result of restructuring and consolidation actions, the Company owns unutilized real estate at various facilities in the U.S. and internationally. The Company is attempting to sell or lease this unutilized space. Additional impairment charges may be incurred related to these or other excess assets.

Since the inception of the initiatives in 2011, the Company has recognized restructuring charges of $65.8 million. The additional pretax costs related to completing restructuring actions initiated to date are expected to be approximately $2.0 million to $3.0 million. Cash payments of approximately $14.0 million to $15.0 million are expected during the remainder of 2014 with an additional $1.0 million to $2.0 million expected to be paid by the end of 2015. In addition to the charges described above, the Company expects to recognize a restructuring charge in the second half of 2014 related to the lease agreement at its Joliet, Illinois facility once operations cease at that facility and that charge may be material. However, the Company cannot currently estimate the charge. Additional restructuring actions may be taken and the resulting charges and cash requirements could be material.

9.	RESTRUCTURING COSTS AND EMPLOYEE TERMINATION BENEFITS

Prior to the acquisition by Carlyle, the Company had initiated various restructuring actions to realign and lower its cost structure, improve capacity utilization and complete integration efforts related to the Andrew acquisition. To achieve these objectives, the Company announced the closure of manufacturing facilities in Omaha, Nebraska and Newton, North Carolina, among other actions. Beginning in the third quarter of 2011 and continuing through 2013, additional restructuring actions were initiated to realign and lower the Company’s cost structure primarily through workforce reductions at various U.S. and international facilities. In 2013 the Company announced the cessation of manufacturing operations at its Joliet, Illinois and Statesville, North Carolina facilities. Much of the production capacity from these facilities will be shifted to other existing facilities or contract manufacturers. Included in restructuring costs, net for 2013 is a gain of $18.7 million on the sale of certain assets of the BiMetals business, which was part of the Broadband Segment.

The Company’s net pretax restructuring charges (credits), by segment, were as follows:

	Successor	Successor	Successor	Predecessor
	Year Ended December 31, 2013	Year Ended December 31, 2012	January 15 – December 31, 2011	January 1 – January 14, 2011
Wireless	$24,306	$21,859	$13,241	$10
Enterprise	5,094	311	1,212	6
Broadband	(7,296)	823	4,262	(7)

Total	$22,104	$22,993	$18,715	$9

The activity within the liability established for these restructuring actions, which is included in other accrued liabilities, was as follows:

	Employee- Related Costs	Lease Termination Costs	Fixed Asset Related Costs	Asset Sale	Total
Predecessor
Balance as of January 1, 2011	31,524	3,608	—	—	35,132
Additional charge (credit) recorded	(6)	—	15	—	9
Cash paid	(4,414)	(57)	(15)	—	(4,486)
Foreign exchange	(2)	24	—	—	22

Balance as of January 14, 2011	$27,102	$3,575	$—	$—	$30,677

Successor
Balance as of January 15, 2011	$27,102	$3,575	$—	$—	$30,677
Additional charge recorded	16,523	361	1,831	—	18,715
Cash paid	(24,620)	(1,407)	(866)	—	(26,893)
Foreign exchange and other non-cash items	(44)	(58)	(965)	—	(1,067)

Balance as of December 31, 2011	18,961	2,471	—	—	21,432
Additional charge recorded	21,469	561	963	—	22,993
Cash paid	(21,653)	(1,839)	—	—	(23,492)
Foreign exchange and other non-cash items	451	60	(963)	—	(452)

Balance as of December 31, 2012	19,228	1,253	—	—	20,481
Additional charge (credit) recorded	23,355	1,778	15,636	(18,665)	22,104
Cash paid	(25,292)	(1,614)	(4,457)	—	(31,363)
Consideration received	—	—	—	32,783	32,783
Foreign exchange and other non-cash items	(118)	(18)	(11,179)	(14,118)	(25,433)

Balance as of December 31, 2013	$17,173	$1,399	$—	$—	$18,572

Employee-related costs include the expected severance costs and related benefits as well as one-time severance benefits that are accrued over the remaining period employees are required to work in order to receive such benefits.

Lease termination costs relate to the cost of unused leased facilities, net of anticipated sub-rental income.

Fixed asset related costs include non-cash impairments or disposals of fixed assets associated with restructuring actions in addition to the cash costs to uninstall, pack, ship and reinstall manufacturing equipment as well as the costs to prepare the receiving facility to accommodate the equipment. Fixed asset related costs also include costs to tear down or enhance current unutilized facilities to improve their use or marketability. These costs are expensed as incurred.

Asset sale reflects the sale of the certain assets of the Company’s BiMetals business. The Company received $23.0 million in cash and a note with an estimated fair value of $9.8 million as consideration. In addition to $4.7 million of tangible assets, the transaction also included $2.9 million of identified intangible assets and $6.5 million of goodwill. The Company (Broadband Segment) recorded a net gain on the transaction of $18.7 million that was reported in restructuring costs, net on the Consolidated Statement of Operations and Comprehensive Income (Loss).

As a result of restructuring and consolidation actions, the Company owns unutilized real estate at various facilities in the U.S. and internationally. The Company is attempting to sell or lease this unutilized space. Additional impairment charges may be incurred related to these or other excess assets.

Since the inception of the initiatives begun in 2011, the Company has recognized restructuring charges, net of $63.8 million. The additional pretax costs related to completing restructuring actions initiated to date (primarily relocation and reinstallation of fixed assets) are expected to be approximately $5 million to $6 million, primarily in the Wireless segment. Cash payments of approximately $22 million to $24 million are expected during 2014 with an additional $1 million to $2 million expected to be paid by the end of 2015. Additional restructuring actions may be taken and resulting charges and cash requirements could be material.